Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2021	2020

Prepaid insurance policies	$142,420	$27,340
Government authorities	103,354	54,977
Other	7,016	7,792

	$252,790	$90,109